SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Emerging Growth Fund (the “Fund”)

Effective immediately, Robert Gruendyke, CFA and David Nazaret, CFA are added as portfolio managers to the Fund.

I. Prospectus

In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser[1]	Portfolio Manager, Title / Managed Since[1]
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Thomas C. Ognar, CFA, Portfolio Manager / 2007 Robert Gruendyke, CFA, Portfolio Manager / 2020 David Nazaret, CFA, Portfolio Manager / 2020
1.	The sub-adviser and portfolio managers listed above are the sub-adviser and portfolio managers of the master portfolio in which the Fund invests substantially all of its assets. The Fund itself does not have a sub-adviser or portfolio managers.

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Robert Gruendyke, CFA Emerging Growth Fund	Mr. Gruendyke joined Wells Capital Management in 2008, where he currently serves as a portfolio manager on the Heritage Growth Equity team.
David Nazaret, CFA Emerging Growth Fund	Mr. Nazaret joined Wells Capital Management in 2007, where he currently serves as a portfolio manager on the Heritage Growth Equity team.

II. Statement of Additional Information
In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Robert Gruendyke, CFA[1]	Registered Investment Companies
	Number of Accounts	5
	Total Assets Managed	$4.15B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	3
	Total Assets Managed	$435.50M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	45
	Total Assets Managed	$1.27B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Robert Gruendyke, CFA became a portfolio manager of the Fund on July 28, 2020. The information presented in this table is as of May 31, 2020, at which time Robert Gruendyke, CFA was not a portfolio manager of the Fund.

David Nazaret, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	David Nazaret, CFA became a portfolio manager of the Fund on July 28, 2020. The information presented in this table is as of May 31, 2020, at which time David Nazaret, CFA was not a portfolio manager of the Fund.

Portfolio Manager
Robert Gruendyke, CFA	Emerging Growth Fund	$500,001 - $1,000,000
David Nazaret, CFA	Emerging Growth Fund	$10,001 - $50,000

July 28, 2020	EG6R070/P907R6S